Fair Value Measurements - Additional Information (Details) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account		$ 690,374,386					$ 690,306,930
Change in fair value of warrant liability	$ 67,066,666	16,517,333	$ 4,445,333	$ 0	$ 0	$ 4,445,333	$ 23,473,333
Interest income withdraw from the trust account		$ 0
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrant or right issued during the period shares		23,000,000					23,000,000
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrant or right issued during the period shares		10,533,333					10,533,333
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account		$ 690,374,386					$ 12,220
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account							$ 690,294,710